2. GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern
Net loss	$ (7,880,013)	$ (14,591,675)
Cash used in operating activities	(1,638,582)	(1,469,169)
Working capital deficiency	(17,601,515)
Stockholders' deficiency	$ (17,769,177)	$ (10,509,554)	$ (8,664,237)